Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total RPM International Inc. Equity	Non-Controlling Interests
Beginning Balance at May. 31, 2010	$ 1,161,241	$ 1,299	$ 724,089	$ (40,686)	$ (107,791)	$ 502,562	$ 1,079,473	$ 81,768
Beginning Balance (in shares) at May. 31, 2010		129,918
Net income	203,168					189,058	189,058	14,110
Other comprehensive income	128,957				113,864		113,864	15,093
Dividends paid	(108,585)					(108,585)	(108,585)
Other noncontrolling interest activity			(13,233)				(13,233)	13,233
Shares repurchased (in shares)		(1,036)
Shares repurchased	(17,948)	(10)	10	(17,948)			(17,948)
Stock option exercises (in shares)		784
Stock option exercises	9,898	8	10,397	(507)			9,898
Stock option compensation	3,855		3,855				3,855
Restricted stock award compensation (in shares)		914
Restricted stock award compensation	6,782	9	10,127	(3,354)			6,782
Ending Balance at May. 31, 2011	1,387,368	1,306	735,245	(62,495)	6,073	583,035	1,263,164	124,204
Ending Balance (in shares) at May. 31, 2011		130,580
Net income	233,763					215,936	215,936	17,827
Other comprehensive income	(211,845)				(183,966)		(183,966)	(27,879)
Dividends paid	(112,153)					(112,153)	(112,153)
Other noncontrolling interest activity			(16,175)				(16,175)	16,175
Shares repurchased (in shares)		(165)
Shares repurchased	(3,008)	(2)	2	(3,008)			(3,008)
Stock option exercises (in shares)		577
Stock option exercises	6,599	6	7,311	(718)			6,599
Stock option compensation	3,991		3,991				3,991
Restricted stock award compensation (in shares)		563
Restricted stock award compensation	9,268	6	12,521	(3,259)			9,268
Ending Balance at May. 31, 2012	1,313,983	1,316	742,895	(69,480)	(177,893)	686,818	1,183,656	130,327
Ending Balance (in shares) at May. 31, 2012		131,555
Net income	109,851					98,603	98,603	11,248
Other comprehensive income	27,331				18,640		18,640	8,691
Dividends paid	(117,647)					(117,647)	(117,647)
Other noncontrolling interest activity			(3,809)				(3,809)	3,809
Stock option exercises (in shares)		431
Stock option exercises	2,858	4	4,788	(1,934)			2,858
Stock option compensation	1,318		1,318				1,318
Restricted stock award compensation (in shares)		610
Restricted stock award compensation	17,239	6	18,313	(1,080)			17,239
Ending Balance at May. 31, 2013	$ 1,354,933	$ 1,326	$ 763,505	$ (72,494)	$ (159,253)	$ 667,774	$ 1,200,858	$ 154,075
Ending Balance (in shares) at May. 31, 2013		132,596